Net Income (Loss) Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share
NOTE 10. Net Income (Loss) Per Common Share

Basic net income (loss) per common share (“EPS”) is computed based upon the weighted average number of common shares outstanding. Diluted net income (loss) per common share is computed based upon the weighted average number of common shares outstanding plus the impact of common shares issuable from the assumed conversion of stock options, certain performance restricted stock units and unvested restricted stock units. Only those instruments having a dilutive impact on basic loss per share are included in diluted loss per share during the periods presented.
The following table illustrates the computation of basic and diluted EPS (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Income (loss) from continuing operations	$(297,329)	$(3,445)	$(311,065)	$(11,306)
Income (loss) from discontinued operations	(1,612)	(4,466)	(3,027)	(12,704)
Noncontrolling interests’ share in (earnings) loss	96	—	169	—

Net income (loss) attributable to common stockholders	$(298,845)	$(7,911)	$(313,923)	$(24,010)

Denominator
Weighted average shares outstanding, basic and diluted	377,445	323,702	351,695	321,827
Net income (loss) per share attributable to common stockholders
Net income (loss) per common share from continuing operations, basic and diluted	$(0.79)	$(0.01)	$(0.88)	$(0.03)
Net income (loss) per common share from discontinued operations, basic and diluted	$—	$(0.01)	$(0.01)	$(0.04)
Basic net income (loss) per share is the same as diluted net income (loss) per share for each period presented, as the inclusion of all potential common shares outstanding would have been antidilutive. The following table provides the weighted-average potential shares of common stock that were excluded from the calculation of diluted net income (loss) per share attributable to common stockholders because their effect would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2021	2020
Stock options—service only condition	24,542	26,620
Stock options—market and/or performance condition	16,655	18,315
Restricted stock units	881	138

NOTE 15. Net Income (Loss) Per Common Share

Basic net income (loss) per common share (“EPS”) is computed based upon the weighted average number of common shares outstanding. Diluted net income (loss) per common share is computed based upon the weighted average number of common shares outstanding plus the impact of common shares issuable from the assumed conversion of stock options, certain performance restricted stock units and unvested restricted stock units. Only those instruments having a dilutive impact on basic loss per share are included in diluted loss per share during the periods presented.
The following table illustrates the
computation
of basic and diluted EPS (in thousands, except per share amounts):

	Year Ended December 31,
	2020	2019	2018
Numerator
Income (loss) from continuing operations	$(63,208)	$(114,455)	$(81,179)
Income (loss) from discontinued operations	3,156	(168,285)	(65,338)
Noncontrolling interests’ share in discontinued operations	—	152	(409)

Net income (loss) attributable to common stockholder s	$(60,052)	$(282,588)	$(146,926)

Denominator
Weighted average shares outstanding, basic and diluted	323,462	294,738	250,783
Net income (loss) per share attributable to common stockholders
Net income (loss) per common share from continuing operations, basic and diluted	$(0.20)	$(0.39)	$(0.33)

Net income (loss) per common share from discontinued operations, basic and diluted	$0.01	$(0.57)	$(0.26)

Basic net income (loss) per share is the same as diluted net income (loss) per share for the years ended December 31, 2020, 2019, and 2018 as the inclusion of all potential common shares outstanding would have been anti-dilutive.

The following table provides the weighted-average potential shares of common stock that were excluded from the calculation of diluted net income (loss) per share attributable to common stockholders because their effect would have been anti-dilutive (in thousands):

	December 31,
	2020	2019	2018
Stock options—service only condition	23,646	23,080	20,005
Stock options—market and performance condition	17,675	15,090	16,470
Restricted stock units	110	185	254